Other Assets and Liabilities (Summarized Financial Information of Morgan Stanley) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Equity Method Investments [Line Items]
Total assets	¥ 405,940,211	¥ 397,820,570	¥ 382,177,876
Total liabilities	386,690,473	379,303,483
Noncontrolling interests	964,252	841,350
Equity Method Investment, Summarized Financial Information, Income and Loss
Net income applicable to Morgan Stanley	1,267,638	1,377,569	414,561
Morgan Stanley
Schedule of Equity Method Investments [Line Items]
Trading assets	59,844,000	55,663,000
Securities purchased under agreements to resell	17,800,000	18,583,000
Securities borrowed	20,967,000	20,115,000
Total assets	194,420,000	186,008,000
Deposits	57,051,000	53,371,000
Customer and other payables	30,163,000	32,458,000
Borrowings	45,662,000	41,090,000
Total liabilities	178,295,000	170,845,000
Noncontrolling interests	155,000	143,000
Equity Method Investment, Summarized Financial Information, Income and Loss
Net revenues	9,739,000	7,907,000	7,235,000
Total non-interest expenses	6,843,000	6,068,000	5,376,000
Income from continuing operations before income taxes	2,835,000	1,798,000	1,797,000
Net income applicable to Morgan Stanley	¥ 2,162,000	¥ 1,375,000	¥ 1,402,000